Financial Instruments - Summary of Monetary Assets and Liabilities Denominated in Foreign Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
In United States Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 4,178,698	$ 9,610,352
Financial assets	1,120,861	1,764,349
In Euros [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	121,653	2,470,036
Financial assets	18,040	30,373
In Reales [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 47	62
Financial assets		$ 6